Other Receivables - Summary of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Receivables [Abstract]
Advances To Suppliers	€ 10,107	€ 703
Accrued income and prepayments	10,881	9,847
VAT receivables	19,803	20,789
Other receivables	3,109	1,671
Total other receivables	€ 43,900	€ 33,010